SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2112 Broadway
                        Suite 417
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




/s/ George M. Cohen               New York, New York    January 10, 2005

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                       90

Form 13F Information Table Value Total:               $1,707,586
$ (thousands)

                                  Form 13F Information Table
                         Title of                     Value        Shares            Investment  Other      Voting
Name of Issuer            Class        Cusip        (x$1000)     or Prn Amt  SH/PRN  Discretion  Managers Authority
Adobe Systems Inc.      com       00724F101              53,804     857,567   SH     sole        n/a      sole
Affiliated Computer     com       008190100              52,334     869,481   SH     sole        n/a      sole
Allstate Corp.          com       020002101               2,434      47,060   SH     sole        n/a      sole
Altria Group            com       02209S103               1,626      26,605   SH     sole        n/a      sole
Amerada Hess Corp.      com       023551104               1,039      12,608   SH     sole        n/a      sole
America Movil - ADR     com       02364W105                 366       7,000   SH     sole        n/a      sole
American Express        com       025816109               4,773      84,670   SH     sole        n/a      sole
American Int'l Group    com       026874107              16,546     251,951   SH     sole        n/a      sole
Amgen Inc.              com       031162100              55,021     857,693   SH     sole        n/a      sole
Apollo Group            com       037604105              53,917     668,035   SH     sole        n/a      sole
Applied Materials       com       038222105              46,839   2,739,150   SH     sole        n/a      sole
Avon Products Inc.      com       054303102              48,689   1,258,110   SH     sole        n/a      sole
Baker Hughes Inc.       com       057224107                 297       6,959   SH     sole        n/a      sole
Bank of Amer. Corp.     com       060505104               7,481     159,210   SH     sole        n/a      sole
Banta Corp.             com       066821109                 604      13,500   SH     sole        n/a      sole
Becton, Dickinson       com       075887109                 227       4,000   SH     sole        n/a      sole
Bed, Bath & Beyond      com       075896100              46,524   1,168,065   SH     sole        n/a      sole
Berkshire Hathaway B    com       084670207               2,537         864   SH     sole        n/a      sole
BP Amoco PLC            com       055622104                 309       5,292   SH     sole        n/a      sole
Burlington N SantaFe    com       12189T104                 483      10,200   SH     sole        n/a      sole
Carnival Corp.          com       143658300              60,607   1,051,655   SH     sole        n/a      sole
Cisco Systems Inc.      com       17275R102              50,362   2,606,748   SH     sole        n/a      sole
Citigroup Inc.          com       172967101              51,381   1,066,435   SH     sole        n/a      sole
Clear Channel Comm.     com       184502102              42,679   1,274,375   SH     sole        n/a      sole
Coach Inc.              com       189754104              56,602   1,003,588   SH     sole        n/a      sole
Coca-Cola Co.           com       191216100              44,788   1,075,607   SH     sole        n/a      sole
Comcast Corp. Cl 'A'    com       20030N101                 968      29,091   SH     sole        n/a      sole
Comcast Special A       com       20030N200                 587      17,875   SH     sole        n/a      sole
Computer Assoc. Int.    com       204912109                 571      18,373   SH     sole        n/a      sole
Corning Inc.            com       219350105                 814      69,150   SH     sole        n/a      sole
Dell Inc.               com       24702R101              52,535   1,246,689   SH     sole        n/a      sole
Delta and Pine Land     com       247357106                 970      35,552   SH     sole        n/a      sole
Dollar General          com       256669102                 301      14,478   SH     sole        n/a      sole
EchoStar Comm.          com       278762109              50,009   1,504,043   SH     sole        n/a      sole
Electronic Data Sys.    com       285661104                 905      39,160   SH     sole        n/a      sole
Eli Lilly               com       532457108               3,450      60,796   SH     sole        n/a      sole
EMC Corp.               com       268648102              54,592   3,671,304   SH     sole        n/a      sole
Exxon Mobil Corp.       com       30231G102                 230       4,494   SH     sole        n/a      sole
Fannie Mae              com       313586109              49,183     690,677   SH     sole        n/a      sole
Federated Dept. Str.    com       31410H101                 497       8,600   SH     sole        n/a      sole
First Data Corp.        com       319963104              48,723   1,145,344   SH     sole        n/a      sole
Flextronics Intl Ltd    com       Y2573F102              42,153   3,050,145   SH     sole        n/a      sole
Franklin Resources      com       354613101              55,132     791,552   SH     sole        n/a      sole
Gannett Co. Inc.        com       364730101               2,606      31,900   SH     sole        n/a      sole
General Electric Co.    com       369604103               3,229      88,475   SH     sole        n/a      sole
GlaxoSmithKline PLC     com       37733W105               4,692      99,000   SH     sole        n/a      sole
Goldman Sachs Group     com       38141G104              48,579     466,928   SH     sole        n/a      sole
Hartford Fin'l Ser.     com       416515104               1,126      16,250   SH     sole        n/a      sole
Home Depot Inc.         com       437076102              52,217   1,221,740   SH     sole        n/a      sole
Intel Corp.             com       458140100              47,886   2,047,299   SH     sole        n/a      sole
International Paper     com       460146103                 315       7,500   SH     sole        n/a      sole
Int'l Bus. Machines     com       459200101              53,660     544,330   SH     sole        n/a      sole
ITT Industries Inc.     com       450911102                 338       4,000   SH     sole        n/a      sole
Janus Capital Group     com       42102X105               1,190      70,800   SH     sole        n/a      sole
Johnson & Johnson       com       478160104               3,235      51,010   SH     sole        n/a      sole
Liberty Media Corp A    com       530718105               1,040      94,748   SH     sole        n/a      sole
Linear Technology       com       535678106              23,855     615,450   SH     sole        n/a      sole
Maxim Integrated        com       57772K101              21,508     507,375   SH     sole        n/a      sole
Merck & Co.             com       589331107               3,061      95,232   SH     sole        n/a      sole
Micron Technology       com       595112103               1,270     102,810   SH     sole        n/a      sole
Monsanto Co.            com       61166W101              66,168   1,191,138   SH     sole        n/a      sole
Nasdaq-100 Tr. Ser. 1   com       631100104               6,100     152,830   SH     sole        n/a      sole
News Corp LTD-Spons ADR com       65248E104                 255      13,640   SH     sole        n/a      sole
Nordstrom Inc.          com       655664100                 935      20,000   SH     sole        n/a      sole
Nortel Networks Corp.   com       656568102               1,669     481,085   SH     sole        n/a      sole
Oracle Corp.            com       68389X105               2,148     156,538   SH     sole        n/a      sole
PepsiCo Inc.            com       713448108               7,955     152,390   SH     sole        n/a      sole
Pfizer, Inc.            com       717081103              43,263   1,608,883   SH     sole        n/a      sole
Pogo Producing          com       730448107               4,512      93,049   SH     sole        n/a      sole
Procter & Gamble        com       742718109               1,763      32,000   SH     sole        n/a      sole
Royal Caribbean Cru.    com       V7780T103                 327       6,000   SH     sole        n/a      sole
Royal Dutch Petroleum   com       780257804               3,007      52,400   SH     sole        n/a      sole
RR Donnelley & Sons     com       257867101                 942      26,705   SH     sole        n/a      sole
SAP AG ADR              com       803054204              49,378   1,116,890   SH     sole        n/a      sole
Scientific-Atlanta      com       808655104                 693      21,000   SH     sole        n/a      sole
Sealed Air Corp.        com       81211K100               2,891      54,265   SH     sole        n/a      sole
Solectron Corp.         com       834182107               1,339     251,150   SH     sole        n/a      sole
St. Jude Medical Inc.   com       790849103              51,356   1,224,800   SH     sole        n/a      sole
Standard & Poors DR.    com       78462F103               5,895      48,775   SH     sole        n/a      sole
Symantec Corp.          com       871503108                 309      12,000   SH     sole        n/a      sole
Target Corp.            com       87612E106              53,200   1,024,458   SH     sole        n/a      sole
Tele-Comm. A Liberty    com       87924V507                 219       4,733   SH     sole        n/a      sole
Telefonos Mexico 'L'    com       879403780                 268       7,000   SH     sole        n/a      sole
Telephone & Data        com       879433100                 385       5,000   SH     sole        n/a      sole
Union Pacific Corp.     com       907818108                 336       5,000   SH     sole        n/a      sole
Vodafone Grp. PLC ADR   com       92857W100                 532      19,437   SH     sole        n/a      sole
Walt Disney Co.         com       254687106               9,370     337,053   SH     sole        n/a      sole
Washington Post 'B'     com       939640108               6,232       6,340   SH     sole        n/a      sole
Wyeth                   com       983024100                 831      19,500   SH     sole        n/a      sole
Yum! Brands Inc.        com       988498101               1,253      26,550   SH     sole        n/a      sole
Zimmer Holdings Inc.    com       98956P102              50,360     628,563   SH     sole        n/a      sole